                                                  -----------------------------
                                                          OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:        3235-0006
                                                  Expires:   February 28, 1997
                                                  Estimated average burden
                                                  Hours per response ....24.60

                                                  -----------------------------
                                                          SEC USE ONLY

                                                  -----------------------------

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
                       PURSUANT TO SECTION 13(f) OF THE
             SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2007

               (Please read instructions before preparing form.)

If amended report check here:[  ]

Lawrence T. Perera
----------------------------------------
Name of Institutional Investment Manager

 Hemenway & Barnes   60 State Street  Boston          MA            02109
 -----------------   --------------- ---------  --------------  --------------
 Business Address       (Street)      (City)       (State)          (Zip)

(617) 227-7940
---------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2007.

                                      Lawrence T. Perera
                                      --------------------------------------
                                      (Name of Institutional Investment Manager)


                                      --------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                            13F File                              13F File
Name:                         No.:              Name:               No.:
-----                       -------- ---------------------------  --------
1. Brian C. Broderick (12)* 28-11136 6. Michael J. Puzo (25)*     28-06165
2. John M. Cornish          28-5362  7. Kurt F. Somerville (32)*  28-10379
3. Fiduciary Trust Company  28-471   8. Welch & Forbes, Inc.      28-262
4. Marion Fremont-Smith     28-2724  9.
5. Stephen W. Kidder (35)*  28-11134 10.
--------
*   Refers to manager number on attached detail in Item 7.

AS OF MARCH 31, 2007                                  FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                     ITEM 8:
                                                                        ITEM 6:                 VOTING AUTHORITY
                                                             ITEM 5:  INVESTMENT              -------------------------
                                       ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                   ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)       (C)
NAME OF ISSUER         TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED     NONE
--------------         -------------- --------- ----------- --------- --- --- --- --------    ----     -------   ----
A F L A C INC           COMMON STOCK  001055102    329420       7000          XX                         1850
                                                                              XX      12                 1850
                                                                              XX      25                  500
                                                                              XX      32                 2800

AT&T INC                COMMON STOCK  00206R102    464762      11787          XX                        11787

ABBOTT LABS             COMMON STOCK  002824100   1731195      31025          XX                        18225
                                                                              XX      12                 1000
                                                                              XX      32                  800
                                                                              XX      35                 8000
                                                                              XX   25,35                 3000

AMAZON NOTE CONV        CONV          023135AF3   1716032    1728999          XX                      1005000
SUB DEB                 CORPORATE                                             XX      12               174000
                        BONDS                                                 XX      25                75000
                                                                              XX      32               275000
                                                                              XX      35               100000
                                                                              XX   25,35                99999

AMERICAN INTERNATIONAL  COMMON STOCK  026874107    819479      12191          XX                         4972
GROUP INC                                                                     XX      32                 4219
                                                                              XX      35                 3000

AMGEN INC               COMMON STOCK  031162100   1651254      29550          XX                        10344
                                                                              XX      12                 1256
                                                                              XX      25                 4200
                                                                              XX      32                 9750
                                                                              XX      35                 4000

ANALOG DEVICES, INC.    COMMON STOCK  032654105    732119      21227          XX                         5975
                                                                              XX      12                  800
                                                                              XX      25                 4300
                                                                              XX      32                 5853
                                                                              XX      35                 3000
                                                                              XX   25,35                 1299

AS OF MARCH 31, 2007                                FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                  ITEM 8:
                                                                      ITEM 6:                 VOTING AUTHORITY
                                                           ITEM 5:  INVESTMENT              -------------------------
                                     ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                 ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
--------------       -------------- --------- ----------- --------- --- --- --- --------    ----    ------    ----
APTARGROUP INC        COMMON STOCK  038336103   1801287     26913           XX                      15245
                                                                            XX      12               1738
                                                                            XX      25               2400
                                                                            XX      32               3180
                                                                            XX      35               3000
                                                                            XX   25,35               1350

AUTOMATIC DATA        COMMON STOCK  053015103   1304041     26943           XX                      15588
PROCESSING                                                                  XX      12               1800
                                                                            XX      25               5100
                                                                            XX      32                 55
                                                                            XX      35               2000
                                                                            XX   25,35               2400

AVERY DENNISON CORP   COMMON STOCK  053611109    690795     10750           XX                       6550
                                                                            XX      25               1500
                                                                            XX      32               2700

B P PLC ADR           COMMON STOCK  055622104   3260292     50352           XX                      27493
                                                                            XX      12               3029
                                                                            XX      25               6500
                                                                            XX      32               6930
                                                                            XX      35               4000
                                                                            XX   25,35               2400

BERKSHIRE HATHAWAY    CLASS B       084670207    647920       178           XX                         48
INC                                                                         XX      25                 25
                                                                            XX      35                105

BRISTOL MYERS         COMMON STOCK  110122108    605307     21805           XX                      13495
SQUIBB CO                                                                   XX      12               1609
                                                                            XX      25               5000
                                                                            XX   25,35               1701

C I G N A CORP        COMMON STOCK  125509109    213990      1500           XX                       1500

AS OF MARCH 31, 2007                                FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                  ITEM 8:
                                                                      ITEM 6:                 VOTING AUTHORITY
                                                           ITEM 5:  INVESTMENT              -------------------------
                                     ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                 ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)      (C)
NAME OF ISSUER       TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
--------------       -------------- --------- ----------- --------- --- --- --- --------    ----    ------    ----
CANADIAN NATIONAL     COMMON STOCK  136375102   1758096     39830           XX                      26929
RAILWAY CO                                                                  XX      12               2000
                                                                            XX      25               4050
                                                                            XX      32               4850
                                                                            XX   25,35               2001

CATERPILLAR INC       COMMON STOCK  149123101   1085886     16200           XX                      16200

CHEVRON CORP          COMMON STOCK  166764100   1121566     16483           XX                       8341
                                                                            XX      12               1962
                                                                            XX      32                180
                                                                            XX      35               6000

CHUBB CORPORATION     COMMON STOCK  171232101    630426     12201           XX                        600
                                                                            XX      32                600
                                                                            XX      35               9000
                                                                            XX   25,35               2001

CISCO SYS INC         COMMON STOCK  17275R102   1013647     39665           XX                       5547
                                                                            XX      12               2548
                                                                            XX      25               1800
                                                                            XX      32              21820
                                                                            XX      35               5250
                                                                            XX   25,35               2700

CITIGROUP INC         COMMON STOCK  172967101    426995      8317           XX                       7225
                                                                            XX      32               1092

COCA COLA CO          COMMON STOCK  191216100    812832     16934           XX                       3134
                                                                            XX      32               9300
                                                                            XX      35               4500

COLGATE PALMOLIVE CO  COMMON STOCK  194162103    253802      3800           XX                       3800

CONOCOPHILLIPS        COMMON STOCK  20825C104    509139      7449           XX                       2149
                                                                            XX      32               5300

DOMINION RESOURCES    V A NEW       25746U109    254148      2863           XX                       2863
INC

AS OF MARCH 31, 2007                                  FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                    ITEM 8:
                                                                        ITEM 6:                 VOTING AUTHORITY
                                                             ITEM 5:  INVESTMENT              -------------------------
                                       ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                   ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)      (C)
NAME OF ISSUER         TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
--------------         -------------- --------- ----------- --------- --- --- --- --------    ----    ------    ----
E I DU PONT DE NEMOURS  COMMON STOCK  263534109   1306682     26435           XX                      26035
& CO                                                                          XX      32                400

E M C CORP              COMMON STOCK  268648102   1045066     75456           XX                      27375
                                                                              XX      12               4000
                                                                              XX      25              11000
                                                                              XX      32              19580
                                                                              XX      35              10000
                                                                              XX   25,35               3501

EMERSON ELECTRIC CO     COMMON STOCK  291011104   2878541     66803           XX                      26900
                                                                              XX      12               3600
                                                                              XX      25               9000
                                                                              XX      32              16702
                                                                              XX      35               8000
                                                                              XX   25,35               2601

ENCANA CORP             COMMON STOCK  292505104   3088936     61010           XX                      36559
                                                                              XX      12               3850
                                                                              XX      25               4500
                                                                              XX      32              10400
                                                                              XX      35               4000
                                                                              XX   25,35               1701

EXXON MOBIL CORP        COMMON STOCK  30231G102   8256871    109435           XX                      67408
                                                                              XX      12               5245
                                                                              XX      25               5882
                                                                              XX      32              27900
                                                                              XX   25,35               3000

FUEL CELL ENERGY INC    COMMON STOCK  35952H106     99036     12600           XX                      10100
                                                                              XX      12                800
                                                                              XX      35               1700

GENENTECH INC           COMMON STOCK  368710406    459872      5600           XX      32               5600

AS OF MARCH 31, 2007                                  FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                    ITEM 8:
                                                                        ITEM 6:                 VOTING AUTHORITY
                                                             ITEM 5:  INVESTMENT              -------------------------
                                       ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                   ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)      (C)
NAME OF ISSUER         TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
--------------         -------------- --------- ----------- --------- --- --- --- --------    ----    ------    ----
GENERAL ELECTRIC CO     COMMON STOCK  369604103   5493954    155372           XX                      87474
                                                                              XX      12               6428
                                                                              XX      25              12600
                                                                              XX      32              30770
                                                                              XX      35              14500
                                                                              XX   25,35               3600

GENERAL MILLS INC       COMMON STOCK  370334104    232880      4000           XX                       4000

GILEAD SCIENCES         COMMON STOCK  375558103    517388      6750           XX                       3550
                                                                              XX      32               3200

HSBC HOLDINGS PLC       SPONSORED     404280406    735848      8380           XX                       2350
                        ADR NEW                                               XX      32               5430
                                                                              XX   25,35                600

HEINZ ( H J ) CO        COMMON STOCK  423074103    202616      4300           XX                       4300

HELMERICH & PAYNE INC   COMMON STOCK  423452101    573426     18900           XX                       7200
                                                                              XX      25                500
                                                                              XX      32               4200
                                                                              XX      35               7000

HERSHEY FOODS           COMMON STOCK  427866108   1038540     19000           XX                       3000
CORPORATION                                                                   XX      32              16000

HEWLETT PACKARD CO      COMMON STOCK  428236103    476060     11860           XX                       6660
                                                                              XX      25               5200
INTEL CORPORATION       COMMON STOCK  458140100   2547886    133188           XX                      67667
                                                                              XX      12               8200
                                                                              XX      25              14000
                                                                              XX      32              30820
                                                                              XX      35               6000
                                                                              XX   25,35               6501

INTL BUSINESS MACHINES  COMMON STOCK  459200101   1200401     12735           XX                       9835
                                                                              XX      32               2900

AS OF MARCH 31, 2007                                 FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                   ITEM 8:
                                                                       ITEM 6:                 VOTING AUTHORITY
                                                            ITEM 5:  INVESTMENT              -------------------------
                                      ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                  ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)      (C)
NAME OF ISSUER        TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
--------------        -------------- --------- ----------- --------- --- --- --- --------    ----    ------    ----
JOHNSON & JOHNSON      COMMON STOCK  478160104   4865995     80750           XX                      38905
                                                                             XX      12               3000
                                                                             XX      25               7900
                                                                             XX      32              23246
                                                                             XX      35               4000
                                                                             XX   25,35               3699

ELI LILLY & CO.        COMMON STOCK  532457108   1143110     21283           XX                       6750
                                                                             XX      12                797
                                                                             XX      32              13736

LINCOLN NATL CORP IND  COMMON STOCK  534187109   1825720     26932           XX                      16702
                                                                             XX      12               2737
                                                                             XX      25                493
                                                                             XX      35               7000

MERCK & CO INC         COMMON STOCK  589331107   2610580     59103           XX                      33178
                                                                             XX      12                450
                                                                             XX      25               8800
                                                                             XX      32              16675

MICROSOFT CORP         COMMON STOCK  594918104   1503559     53949           XX                      27909
                                                                             XX      32              14340
                                                                             XX      35               4500
                                                                             XX   25,35               7200

NATIONAL AUSTRALIA     SPONSORED     632525408    269028      1652           XX      32               1652
BANK LTD               ADR

NEW YORK TIMES CO      CLASS A       650111107   1222111     51855           XX                      51855

NOKIA CORP ADR A       COMMON STOCK  654902204    961494     41950           XX                      21650
                                                                             XX      12               2900
                                                                             XX      25               6500
                                                                             XX      32               8800
                                                                             XX   25,35               2100

AS OF MARCH 31, 2007                                  FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                    ITEM 8:
                                                                        ITEM 6:                 VOTING AUTHORITY
                                                             ITEM 5:  INVESTMENT              -------------------------
                                       ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                   ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)      (C)
NAME OF ISSUER         TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
--------------         -------------- --------- ----------- --------- --- --- --- --------    ----    ------    ----
NOVARTIS AG ADR         COMMON STOCK  66987V109   1704729     31205           XX                       15055
                                                                              XX      12                2100
                                                                              XX      25                 500
                                                                              XX      32                9550
                                                                              XX      35                2500
                                                                              XX   25,35                1500

NOVO NORDISK A/S ADR    COMMON STOCK  670100205    226325      2500           XX      25                2500

ORACLE CORP             COMMON STOCK  68389X105    310005     17099           XX                        2100
                                                                              XX      12                2700
                                                                              XX      25                1000
                                                                              XX      32                8200
                                                                              XX   25,35                3099

PEPSICO INC             COMMON STOCK  713448108   1656246     26058           XX                       14400
                                                                              XX      12                1131
                                                                              XX      25                6326
                                                                              XX      32                2400
                                                                              XX      35                1000
                                                                              XX   25,35                 801

PFIZER INC              COMMON STOCK  717081103    684495     27098           XX                       22398
                                                                              XX      12                 400
                                                                              XX      32                4300

PORTLAND GENERAL        COMMON STOCK  736508847    382520     13100           XX                        7000
ELECTRIC CO                                                                   XX      25                1000
                                                                              XX      32                3900
                                                                              XX   25,35                1200

T ROWE PRICE GROUP INC  COMMON STOCK  74144T108  15761460    334000           XX                      334000

PROCTER & GAMBLE CO     COMMON STOCK  742718109   2812515     44530           XX                       33730
                                                                              XX      12                2400
                                                                              XX      25                 400
                                                                              XX      35                8000

AS OF MARCH 31, 2007                                 FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                   ITEM 8:
                                                                       ITEM 6:                 VOTING AUTHORITY
                                                            ITEM 5:  INVESTMENT              -------------------------
                                      ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                  ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)      (C)
NAME OF ISSUER        TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
--------------        -------------- --------- ----------- --------- --- --- --- --------    ----    ------    ----
ROYAL DUTCH SHELL PLC  SPONSORED     780259206    807932     12186           XX                        650
                       ADR REPSTG                                            XX      32               5736
                       A SHS                                                 XX      35               4000
                                                                             XX   25,35               1800

SAN JUAN BASIN         COMMON STOCK  798241105    237424      7600           XX                       2500
ROYALTY TRUST                                                                XX      12                400
                                                                             XX      25                700
                                                                             XX      35               4000

SCHLUMBERGER LTD       COMMON STOCK  806857108   1164335     16850           XX                       1850
                                                                             XX      32              15000

J M SMUCKER CO NEW     COMMON STOCK  832696405    409231      7675           XX                       6675
                                                                             XX      32               1000

SNAP ON INC            COMMON STOCK  833034101    476190      9900           XX                       5300
                                                                             XX      32               1600
                                                                             XX      35               3000

STATE STREET CORP      COMMON STOCK  857477103   1787877     27612           XX                      14712
                                                                             XX      12                900
                                                                             XX      25                300
                                                                             XX      32               8100
                                                                             XX   25,35               3600

SYSCO CORP             COMMON STOCK  871829107    646153     19100           XX                        600
                                                                             XX      35              18500

3 M COMPANY            COMMON STOCK  88579Y101   2947829     38569           XX                      24306
                                                                             XX      12               2212
                                                                             XX      25               2500
                                                                             XX      32               5550
                                                                             XX      35               2000
                                                                             XX   25,35               2001

UNION PACIFIC CORP     COMMON STOCK  907818108    360503      3550           XX                       1550
                                                                             XX      25               2000

AS OF MARCH 31, 2007                                  FORM 13F                    SEC FILE # BRIAN C BRODERICK\28-11136
                                                                                                    ITEM 8:
                                                                        ITEM 6:                 VOTING AUTHORITY
                                                             ITEM 5:  INVESTMENT              -------------------------
                                       ITEM 3:    ITEM 4:   SHARES OR DISCRETION
ITEM 1:                   ITEM 2:      CUSIP    FAIR MARKET PRINCIPAL -----------  ITEM 7:    (A)      (B)      (C)
NAME OF ISSUER         TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS    SOLE    SHARED    NONE
--------------         -------------- --------- ----------- --------- --- --- --- --------    ----    ------    ----
UNITED NATURAL          COMMON STOCK  911163103      667952   21800           XX                      12100
FOODS INC                                                                     XX      12               1000
                                                                              XX      32               4200
                                                                              XX      35               4500

UNITED TECHNOLOGIES     COMMON STOCK  913017109      851760   13104           XX                      13104

WELLS FARGO & CO (NEW)  COMMON STOCK  949746101      546232   15865           XX                       2265
                                                                              XX      32               5600
                                                                              XX      35               8000

WYETH                   COMMON STOCK  983024100      515159   10297           XX                       8897
                                                                              XX      12               1400

ZIMMER HOLDINGS INC     COMMON STOCK  98956P102      408687    4785           XX                        460
                                                                              XX      25               1000
                                                                              XX      32               1700
                                                                              XX      35                800
                                                                              XX   25,35                825

ZIONS BANCORP           COMMON STOCK  989701107      401470    4750           XX      35               4750

AGGREGATE TOTAL                                 104,157,059